Details of Significant Accounts (Tables)	6 Months Ended
Jun. 30, 2025
Details of Significant Accounts [Abstract]
Schedule of cash and cash equivalents	Cash and cash equivalents

	December 31, 2024	June 30, 2025
Checking accounts	$3,651	$2,951
Demand deposits	17,246	15,237
Time deposits	106,000	106,900
Others	224	249
	$127,121	$125,337

Schedule of current financial assets at amortized cost	Financial assets at fair value through profit or loss

	December 31, 2024	June 30, 2025
Current items:
Financial assets mandatorily measured at fair value through profit and loss
Money market funds	$2,746	$6,153
A.Amounts recognized in profit or loss in relation to financial assets at fair value through profit or loss are as follows:

	Six months ended June 30,
	2024	2025
Financial assets mandatorily measured at fair value through profit and loss
Money market funds	$—	$9
Current financial assets at amortized cost

	December 31, 2024	June 30, 2025
Time deposits with maturities over three months	$36,000	$36,300
Movements in relation to the Group applying the modified approach to provide loss allowance for accounts receivable is as follows:

Accounts receivable
At December 31, 2024	$266
Reversal of impairment loss	(67)
Write-offs	(113)
At June 30, 2025	$86

Schedule of accounts receivable	Accounts receivable

	December 31, 2024	June 30, 2025
Accounts receivable	$8,168	$8,646
Less: Allowance for expected credit losses	(266)	(86)
	$7,902	$8,560
Note: For movements in the allowance for expected credit losses, please refer to Note 12(2) Credit risk for details.

Schedule of ageing analysis of accounts receivable	The aging analysis of accounts receivable is as follows:

	December 31, 2024	June 30, 2025
Not past due	$7,535	$8,212
Up to 30 days	261	100
31 to 90 days	213	243
91 to 180 days	65	46
Over 181 days	94	45
Less: Allowance for expected credit losses	(266)	(86)
	$7,902	$8,560
As of December 31, 2024 and June 30, 2025, the provision matrix is as follows:

December 31, 2024	Not past due	Up to 30 days past due	31~90 days past due	91~180 days past due	Over 181 days past due	Total
rate	0.11%~0.32%	6.48%~30.86%	8.36%~42.53%	22.69%~97.44%	100%
Total book value	$7,535	$261	$213	$65	$94	$8,168
Loss allowance	12	49	76	35	94	266

June 30, 2025	Not past due	Up to 30 days past due	31~90 days past due	91~180 days past due	Over 181 days past due	Total
rate	0.04%~0.21%	2.05%~14.71%	2.26%~23.88%	9.94%~93.88%	100%
Total book value	$8,212	$100	$243	$46	$45	$8,646
Loss allowance	5	7	14	27	33	86

Schedule of other current assets	Other current assets

	December 31, 2024	June 30, 2025
Prepaid expenses	$2,433	$2,086
Others	89	132
	$2,522	$2,218

Schedule of property, plant and equipment	Property, plant and equipment

	Leasehold improvements	Machinery	Office equipment	Total
At December 31, 2024
Cost	$744	$1,052	$53	$1,849
Accumulated depreciation	(623)	(630)	(42)	(1,295)
	$121	$422	$11	$554
Opening net book amount	$121	$422	$11	$554
Additions	—	165	—	165
Acquired from business combinations	—	28	—	28
Cost of disposals	—	(10)	—	(10)
Accumulated depreciation on disposals	—	9	—	9
Depreciation expense	(43)	(102)	(2)	(147)
Net exchange differences	—	1	—	1
Closing net book amount	$78	$513	$9	$600
At June 30, 2025
Cost	$744	$1,353	$53	$2,150
Accumulated depreciation	(666)	(840)	(44)	(1,550)
	$78	$513	$9	$600

Schedule of movements of right-of-use assets	The movements of right-of-use assets of the Group are as follows:

	Buildings	Business vehicles	Total
At December 31, 2024
Cost	$1,024	$287	$1,311
Accumulated depreciation	(659)	(167)	(826)
	$365	$120	$485
Opening net book amount	$365	$120	$485
Additions	400	123	523
Cost of derecognition	—	(151)	(151)
Derecognized accumulated depreciation	—	143	143
Depreciation expense	(218)	(62)	(280)
Closing net book amount	$547	$173	$720
At June 30, 2025
Cost	$1,424	$259	$1,683
Accumulated depreciation	(877)	(86)	(963)
	$547	$173	$720

Schedule of lease liabilities relating to lease contracts	Lease liabilities relating to lease contracts:

	December 31, 2024	June 30, 2025
Total lease liabilities	$510	$722
Less: current portion (shown as ‘current lease liabilities’)	(402)	(460)
	$108	$262

Schedule of information on profit and loss accounts relating to lease contracts	The information on profit and loss accounts relating to lease contracts is as follows:

	Six months ended June 30,
	2024	2025
Items affecting profit or loss
Interest expense on lease liabilities	$10	$6
Expense on short-term lease contracts	177	161
	$187	$167

Schedule of intangible assets	Intangible assets

	Goodwill	Unpatented technology	Software	Other intangible assets	Total
At December 31, 2024
Cost	$—	$—	$114	$15	$129
Accumulated amortization	—	—	(85)	(12)	(97)
	$—	$—	$29	$3	$32
Opening net book amount	$—	$—	$29	$3	$32
Acquired from business combinations	4,739	1,760	—	—	6,499
Cost of disposals	—	—	(43)	—	(43)
Accumulated amortization on disposals	—	—	43	—	43
Amortization charge	—	(59)	(14)	(2)	(75)
Closing net book amount	$4,739	$1,701	$15	$1	$6,456
At June 30, 2025
Cost	$4,739	$1,760	$71	$15	$6,585
Accumulated amortization	—	(59)	(56)	(14)	(129)
	$4,739	$1,701	$15	$1	$6,456

Schedule of amortization on intangible assets	Details of amortization on intangible assets are as follows:

	Six months ended June 30,
	2024	2025
Research and development expenses	$26	$75

Schedule of financial liabilities at fair value through profit or loss	Financial liabilities at fair value through profit or loss

	December 31, 2024	June 30, 2025
Financial liabilities designated as at fair value through profit or loss
Current items:
Earnout liabilities	$—	$158
Non-current items:
Warrant liabilities	$1,793	$757

Schedule of amounts recognized in profit or loss and other comprehensive income in relation to financial liabilities at fair value through profit or loss	Amounts recognized in profit or loss and other comprehensive income in relation to financial liabilities at fair value through profit or loss are as follows:

	Six months ended June 30,
	2024	2025
Net gains recognized in profit or loss
Warrant liabilities	$46	$1,036

Schedule of other payables	Other payables

	December 31, 2024	June 30, 2025
Employee bonus	$4,593	$5,679
Payroll	2,441	2,094
Promotional fees	1,496	1,950
Platform fees	969	1,132
Professional service fees	1,198	928
Remuneration to directors	115	460
Sales VAT payables	204	229
Post and telecommunications expenses	271	274
Others	369	527
	$11,656	$13,273

Schedule of provisions	Provisions

Warranty
At December 31, 2024	$1,899
Additional provisions	267
Used during the period	(786)
Net exchange differences	35
At June 30, 2025	$1,415

Schedule of analysis of total provisions	Analysis of total provisions:

	December 31, 2024	June 30, 2025
Current	$1,899	$1,415

Schedule of terms and condition	For the six months ended June 30, 2024 and 2025, the Group’s Share Incentive Plan’s terms and condition are as follows:

Plan	Type of arrangement	Settled by	Maximum terms of option granted	Vesting conditions
Share Incentive Plan	Employee stock options	Equity	Five years	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%

Schedule of movements of outstanding options under share incentive plan	Movements of outstanding options under Share Incentive Plan are as follows:

	2024		2025
	No. of options (units in thousands)	Weighted- average exercise price per share (in dollars)	No. of options (units in thousands)	Weighted- average exercise price per share (in dollars)
Options outstanding at January 1	4,073	$4.47	3,877	$4.44
Options granted	5	2.13	35	1.84
Options forfeited	(143)	4.50	(148)	4.52
Options outstanding at June 30	3,935	4.47	3,764	4.42
Options exercisable at June 30	914	3.95	2,268	4.37

Schedule of fair value of stock options granted on grant date measured using the black-scholes option-pricing model	The fair value of stock options granted on grant date is measured using the Black-Scholes option-pricing model. Relevant information is as follows:

Plan	Grant date	Units granted (in thousands)	Stock price per share (in dollars)	Exercise price per share (in dollars)	Expected price volatility (Note ii)	Expected option life	Expected dividends	Risk-free interest rate	Fair value per unit (in dollars)
Share Incentive Plan	2022.01.21 (Note i)	2,143	$5.39	$3.95	53.75%	3.88	0.00%	1.46%	$2.7637
	2023.01.03	8	7.20	7.20	64.85%	3.87	0.00%	4.07%	3.7198
	2023.05.23	2,260	4.93	4.93	69.15%	3.88	0.00%	3.90%	2.6615
	2023.08.21	7	4.00	3.916	70.65%	3.88	0.00%	4.64%	2.2411
	2023.11.02	5	2.43	2.43	70.37%	3.88	0.00%	4.77%	1.3487
	2024.05.27	5	2.13	2.13	72.67%	3.88	0.00%	4.65%	1.2069
	2024.12.23	45	2.26	2.22	74.64%	3.87	0.00%	4.46%	1.3100
	2025.05.01	35	1.84	1.84	79.57%	3.88	0.00%	3.77%	1.0973
Note i: Stock price, exercise price and fair value of stock option granted on January 21, 2022 were adjusted in connection with the recapitalization. All amounts in the table are presented on a consistent adjusted basis.
Note ii: Expected price volatility is estimated based on the daily historical stock price fluctuation data of the Company and guideline companies of the last five years before the grant date.

Schedule of expenses incurred on share-based payment transactions	Expenses incurred on share-based payment transactions are shown below:

	Six months ended June 30,
	2024	2025
Equity settled	$1,437	$900

Schedule of illustrates movement for the company's share capital	Movements for the Company’s share capital are as follows:

Shares (in thousands)
At December 31, 2024	101,849
At June 30, 2025	101,849

Schedule of capital surplus
The following table illustrates the detail of capital surplus:

	December 31, 2024	June 30, 2025
Additional paid-in capital	$477,415	$477,415
Other:
Employees’ stock option cost	8,204	9,104
Retirement of treasury shares	27,371	27,371
Subtotal	35,575	36,475
	$512,990	$513,890

Schedule of revenue from contracts with customers	Revenue

	Six months ended June 30,
	2024	2025
Revenue from contracts with customers	$28,194	$32,361

Schedule of disaggregation of revenue from contracts with customers	The Group derives revenue from the transfer of goods and services over time and at a point in time in the following geographical regions:

Six months ended June 30, 2024	United States	Americas_ Others	Europe	Asia-Pacific	Others	Total
Revenue from external customer contracts	$11,308	$3,168	$7,884	$5,160	$674	$28,194
Timing of revenue recognition:
At a point in time	$505	$8	$737	$1,137	$6	$2,393
Over time	10,803	3,160	7,147	4,023	668	25,801
	$11,308	$3,168	$7,884	$5,160	$674	$28,194

Six months ended June 30, 2025	United States	Americas_ Others	Europe	Asia-Pacific	Others	Total
Revenue from external customer contracts	$12,361	$3,699	$9,423	$5,915	$963	$32,361
Timing of revenue recognition:
At a point in time	$972	$43	$642	$1,435	$8	$3,100
Over time	11,389	3,656	8,781	4,480	955	29,261
	$12,361	$3,699	$9,423	$5,915	$963	$32,361
Note : “Americas_Others” includes North and South America, excluding the United States.
(b)Alternatively, the disaggregation of revenue could also be distinct as follows:

	Six months ended June 30,
	2024	2025
AR/AI cloud solutions and Subscription	$25,305	$28,971
Licensing	2,288	2,565
Others (Note)	601	825
	$28,194	$32,361
Note: Others are immaterial revenue streams to the Group.

Schedule of contract assets and contract liabilities

	December 31, 2024	June 30, 2025
Contract assets:
Unbilled revenue	$977	$856
Contract liabilities:
Advance sales receipts	$17,218	$21,719

Schedule of revenue recognized that was included in contract liability balance at beginning of the period

	Six months ended June 30,
	2024	2025
Revenue recognized that was included in the contract liability balance at the beginning of the period
Advance sales receipts	$11,877	$13,440

Schedule of interest income	Interest income

	Six months ended June 30,
	2024	2025
Interest income from bank deposits	$2,951	$2,391
Interest income from financial assets at amortized cost	990	772
Others	11	1
	$3,952	$3,164

Schedule of other income	Other income

	Six months ended June 30,
	2024	2025
Subsidy from government	$14	$15
Others	—	1
	$14	$16

Schedule of other gains and losses	Other gains and losses

	Six months ended June 30,
	2024	2025
Foreign exchange gains (losses)	$(337)	$544
Gains on financial assets at fair value through profit or loss	—	9
Gains on financial liabilities at fair value through profit or loss	46	1,036
Others	—	3
	$(291)	$1,592

Schedule of finance costs	Finance costs

	Six months ended June 30,
	2024	2025
Interest expense – lease liabilities	$10	$6

Schedule of costs and expenses by nature	Costs and expenses by nature

	Six months ended June 30,
	2024	2025
Cost of goods sold	$11	$—
Employee benefit expenses	14,479	15,875
Promotional fees	5,611	6,656
Platform fees	5,196	6,812
Professional service fees	2,710	1,677
Insurance expenses	723	550
Warranty cost	287	267
Depreciation of right-of-use assets	250	280
Depreciation of property, plant and equipment	94	147
Amortization of intangible assets	26	75
Expected credit losses	—	(67)
Others	1,392	1,713
	$30,779	$33,985

Schedule of employee benefit expenses	Employee benefit expenses

	Six months ended June 30,
	2024	2025
Wages and salaries	$11,107	$12,978
Remuneration to directors	345	345
Employee insurance fees	711	778
Pension costs	416	445
Employee stock options	1,437	900
Other personnel expenses	463	429
	$14,479	$15,875

Schedule of income tax expense	Income tax

	Six months ended June 30,
	2024	2025
Current income tax:
Current tax expense recognized for the current period	$574	$608
Prior year income tax underestimation	6	256
Total current tax	580	864
Deferred income tax:
Origination and reversal of temporary differences	(894)	(222)
Total deferred income tax	(894)	(222)
Income tax expense (benefit)	$(314)	$642
Note: The change in assessment of the realization of deferred income tax assets mainly consists of the use of net operating loss (NOL) and temporary difference. These temporary difference mainly consist of unrealized expenses, including stock-based payments, warranty provisions, and unused paid leave. The Taiwan subsidiary began generating profits in 2023 and fully utilized all loss carryforwards by 2024, and it’s expected to remain profitable in the foreseeable future.

Schedule of earnings (losses) per share

	Six months ended June 30, 2024
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Earnings per share (in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$1,394	101,849	$0.014
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$1,394	101,849	$0.014

	Six months ended June 30, 2025
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Earnings per share (in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$2,500	101,849	$0.025
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$2,500	101,849	$0.025

Schedule of potential dilutive instruments not included in calculation of diluted earnings per share	As at December 31, 2024 and June 30, 2025, the potentially dilutive instruments are as follows:

	December 31, 2024	June 30, 2025
Potentially dilutive instruments (shares in thousands)
Warrant liabilities	20,850	20,850
Employee stock options	3,877	3,764
Shareholder Earnout	10,000	10,000
Sponsor Earnout	1,176	1,176
	35,903	35,790

Schedule of changes in liabilities from financing activities	Changes in liabilities from financing activities

	Non current financial liabilities at fair value through profit or loss	Lease liabilities (including current portion)	Liabilities from financing activities-gross
At December 31, 2024	$1,793	$510	$2,303
Changes in cash flow from financing activities	—	(303)	(303)
Change in fair value through profit and loss	(1,036)	—	(1,036)
Changes in other non-cash items – additions	—	523	523
Changes in other non-cash items – lease modification	—	(8)	(8)
At June 30, 2025	$757	$722	$1,479

Schedule of detailed information about business combination	The following table summarizes the consideration paid for Wannaby and the fair values of the assets acquired and liabilities assumes at the acquisition date:

January 7, 2025
Purchase consideration
Cash paid	$6,473
Contingent consideration-Earnout liabilities (Note)	158
6,631
Fair value of the identifiable assets acquired and liabilities assumed
Cash	492
Accounts receivable	221
Other receivables	50
Other current assets	51
Property, plant and equipment	28
Intangible assets	1,760
Guarantee deposits paid	5
Current contract liabilities	(115)
Other payables	(77)
Deferred income tax liabilities	(523)
Total identifiable net assets	1,892
Goodwill	$4,739

Six months ended June 30, 2025
Cash and cash equivalent balances acquired	$492
Cash paid	(6,473)
Net cash outflow	$(5,981)
Note. No later than April 30, 2026, the Group shall pay Farfetch, Inc. an earnout based on defined revenue for the year ended December 31, 2025, not exceeding $500. It shall be zero if the defined revenue yields a negative number.